27 Share-based Payments (Details 1)	12 Months Ended
	Dec. 31, 2019 Number £ / shares	Dec. 31, 2018 Number £ / shares	Dec. 31, 2017 Number £ / shares
Weighted average exercise price
Options exercisable | Number	131,094	112,393	50,023
Weighted average exercise price of outstanding options	£ 8.48	£ 22.02	£ 20.06
Weighted average exercise price of options exercised
Weighted average exercise price of options forfeited	13.26	15.98	24.84
Weighted average exercise price of options granted	£ 1.38	£ 16.60	£ 9.20
Weighted average remaining contractual life of outstanding options	7 years 10 months 24 days	5 years 8 months 12 days	8 years 3 months 18 days